Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust
Prospectus Date	rr_ProspectusDate	Jun. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 06, 2017